Average Annual Total Returns (Vanguard Total Stock Market Index Fund Participant)	Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Total Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Broad Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Total Stock Market Index Vanguard Total Stock Market Index Fund Vanguard Total Stock Market Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.43%	12.58%	12.66%	12.58%
Five Years	15.56%	none	15.75%	15.72%
Ten Years	7.99%	none	8.15%	8.11%